Earnings (loss) per share - Diluted (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings (loss) per share
Profit (loss) attributable to equity holders of the Company	¥ 1,258,329	¥ (4,793,564)	¥ (11,720,334)
Dilution effect arising from preferred shares issued by subsidiaries	(2,404)		(4,504,439)
Profit (loss) attributable to equity holders of the Company used as the numerator in calculating diluted earnings (loss) per share	¥ 1,255,925	¥ (4,793,564)	¥ (16,224,773)
Weighted average number of ordinary shares outstanding	1,222,224,578	1,224,576,751	1,210,979,609
Adjustments for the dilutive impact of share options, restricted shares and RSUs	22,883,296
Weighted average number of ordinary shares used as the denominator in calculating diluted earnings (loss) per share	1,245,107,874	1,224,576,751	1,210,979,609
Diluted earnings (loss) per share	¥ 1.01	¥ (3.91)	¥ (13.4)